Fair Value (Fair Value of Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated fair value	$ 20,968	$ 18,607
Servicing assets	2,086	1,389	$ 753
Accrued interest receivable	4,462	3,884
Accrued interest payable	430	461
Impaired collateral-dependent loans	1,767	6,331
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired collateral-dependent loans	0	0
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired collateral-dependent loans	0	0
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired collateral-dependent loans	1,767	6,331
Commercial mortgage-backed securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated fair value	3,648	3,840
Carrying amount | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	105,895	88,157
Carrying amount | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated fair value	61,547	71,336
SBA loans held for sale	14,773	13,114
Loans, net of allowance for loan losses	946,062	863,085
Federal Home Loan Bank stock	6,037	4,600
Accrued interest receivable	4,462	3,884
Deposits	945,723	894,493
Borrowed funds and subordinated debentures	131,310	107,465
Accrued interest payable	430	461
Carrying amount | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Servicing assets	2,086	1,389
OREO	1,050	1,591
Carrying amount | Commercial mortgage-backed securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated fair value	3,800	3,900
Estimated fair value | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	105,895	88,157
Estimated fair value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated fair value	61,536	71,472
SBA loans held for sale	16,440	14,324
Loans, net of allowance for loan losses	944,772	864,691
Federal Home Loan Bank stock	6,037	4,600
Accrued interest receivable	4,462	3,884
Deposits	944,886	893,651
Borrowed funds and subordinated debentures	130,319	109,549
Accrued interest payable	430	461
Estimated fair value | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Servicing assets	2,086	1,389
OREO	1,050	1,591
Estimated fair value | Commercial mortgage-backed securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated fair value	$ 3,600	$ 3,800